Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, Net
Property, Equipment and Software, Net
6.	Property, Equipment and Software, Net

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
At cost:
Computer equipment, office equipment and purchased software	3,591,861	4,149,947	584,507
Leasehold improvement	30,249	69,691	9,816
	3,622,110	4,219,638	594,323
Less: accumulated depreciation	(2,577,263)	(3,240,041)	(456,350)
	1,044,847	979,597	137,973

For the years ended December 31, 2021, 2022 and 2023, the Group recorded depreciation expenses of RMB911,964, RMB1,615,551 and RMB672,020 (US$94,652), respectively.